PREPAIDS AND DEPOSITS (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS
As at	September 30, 2026	December 31, 2025
Insurance	$704,617	$526,555
Prepaid other	729,745	214,493
Deposits	7,512,817	4,016,052
	$8,947,179	$4,757,100